FIRST TRUST PORTFOLIOS L.P.
                                            120 EAST LIBERTY DRIVE
                                            WHEATON, ILLINOIS 60187




                                                August 21, 2023



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

                    Re: The First Trust Combined Series 627
                    (File No. 333-273301) (CIK No. 1959285)

Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on August 17, 2023.

                                          Very truly yours,
                                          The First Trust Combined Series
                                           627, Registrant

                                          /s/ First Trust Portfolios L.P.

                                          By: FIRST TRUST PORTFOLIOS L.P.,
                                          Depositor